CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW
Cash flows from operating activities
Net income (loss)	$ (18,717,000)	(19,751,000,000)	(20,540,000,000)	12,757,000,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	7,422,000	7,832,000,000	8,339,000,000	4,088,000,000
Allowance for accounts receivable and other receivables	27,000	28,000,000	213,000,000	1,021,000,000
Impairment loss on intangible assets	5,517,000	5,822,000,000	14,569,000,000	3,697,000,000
Provision for accrued severance benefits	63,000	67,000,000	96,000,000	586,000,000
Equity loss on investments, net	18,000	18,000,000	333,000,000	242,000,000
Gain on disposition of intangible assets	(95,000)	(100,000,000)
Loss (gain) on foreign currency transactions	65,000	68,000,000	93,000,000	(70,000,000)
Loss (gain) on disposition of property and equipment	22,000	23,000,000	(7,000,000)
Gain on loss of control in subsidiaries				(548,000,000)
Gain on disposal of equity method investment			(528,000,000)
Others	(1,063,000)	(1,122,000,000)	7,000,000	(33,000,000)
Changes in operating assets and liabilities:
Accounts receivable	1,573,000	1,660,000,000	(1,611,000,000)	1,437,000,000
Other assets	790,000	834,000,000	76,000,000	(5,987,000,000)
Accounts payable	(603,000)	(636,000,000)	(795,000,000)	(1,366,000,000)
Accrued expenses	(326,000)	(344,000,000)	179,000,000	447,000,000
Deferred revenue	490,000	517,000,000	45,000,000	(2,494,000,000)
Income tax payable	(96,000)	(102,000,000)	(67,000,000)	(364,000,000)
Deferred income taxes	2,345,000	2,474,000,000	(1,025,000,000)	(11,715,000,000)
Payment of severance benefits	(421,000)	(444,000,000)	(190,000,000)	(648,000,000)
Other liabilities	(83,000)	(88,000,000)	87,000,000	129,000,000
Net cash provided by (used in) operating activities	(3,072,000)	(3,244,000,000)	(726,000,000)	1,179,000,000
Cash flows from investing activities
Increase in short-term financial instruments	(474,000)	(500,000,000)	(2,500,000,000)	(2,223,000,000)
Proceeds from disposal of available-for-sale investments				5,021,000,000
Decrease in short-term loans receivables	67,000	71,000,000	176,000,000
Proceeds from disposal of equity method investments	549,000	579,000,000	913,000,000
Purchase of property and equipment	(588,000)	(620,000,000)	(1,473,000,000)	(1,566,000,000)
Proceeds from disposal of property and equipment	16,000	17,000,000	8,000,000	2,000,000
Increase in capitalized software development costs	(897,000)	(946,000,000)	(2,842,000,000)	(4,745,000,000)
Reduction in cash balances upon deconsolidation of subsidiaries			(23,000,000)	(515,000,000)
Decrease in leasehold deposits	77,000	82,000,000	139,000,000
Disposal of other non-current assets	22,000	23,000,000	237,000,000	955,000,000
Others, net	57,000	60,000,000	173,000,000	278,000,000
Net cash used in investing activities	(1,171,000)	(1,234,000,000)	(5,192,000,000)	(2,793,000,000)
Cash flows from financing activities
Proceeds from borrowings			353,000,000
Repayment of borrowings	(586,000)	(619,000,000)	(228,000,000)	(168,000,000)
Net cash provided by (used in) financing activities	(586,000)	(619,000,000)	125,000,000	(168,000,000)
Effect of exchange rate changes on cash and cash equivalents	(130,000)	(136,000,000)	(182,000,000)	90,000,000
Net decrease in cash and cash equivalents	(4,959,000)	(5,233,000,000)	(5,975,000,000)	(1,692,000,000)
Cash and cash equivalents
Beginning of the year	34,547,000	36,455,000,000	42,430,000,000	44,122,000,000
End of the year	$ 29,588,000	31,222,000,000	36,455,000,000	42,430,000,000